Commitments and Contingencies - Summary of Environmental Reserve Activity (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2013	May 31, 2012	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Commitment And Contingencies [Line Items]
Environmental reserve, Beginning Balance			$ 189.5	$ 190.6	$ 190.6	$ 217.7	$ 222.7
Adjustments			5.1
Additions	6.7	6.4	5.1	7.8	34.7	32.9	36.5
Expenditures			(13.1)		(35.8)	(60.0)	(41.5)
Environmental reserve, Ending Balance	181.5		181.5		189.5	190.6	217.7
Aerojet - Sacramento [Member]
Commitment And Contingencies [Line Items]
Environmental reserve, Beginning Balance			140.5	130.7	130.7	139.8	152.5
Adjustments			3.2
Additions					24.5	21.2	6.7
Expenditures			(9.1)		(14.7)	(30.3)	(19.4)
Environmental reserve, Ending Balance	134.6		134.6		140.5	130.7	139.8
Aerojet - BPOU [Member]
Commitment And Contingencies [Line Items]
Environmental reserve, Beginning Balance			31.2	38.6	38.6	46.1	47.8
Adjustments			(0.3)
Additions					5.9	5.9	9.5
Expenditures			(2.3)		(13.3)	(13.4)	(11.2)
Environmental reserve, Ending Balance	28.6		28.6		31.2	38.6	46.1
Other Aerojet Sites [Member]
Commitment And Contingencies [Line Items]
Environmental reserve, Beginning Balance			10.8	12.1	12.1	20.1	10.8
Adjustments			(0.7)
Additions					3.8	5.9	11.7
Expenditures			(1.4)		(5.1)	(13.9)	(2.4)
Environmental reserve, Ending Balance	8.7		8.7		10.8	12.1	20.1
Total Aerojet [Member]
Commitment And Contingencies [Line Items]
Environmental reserve, Beginning Balance			182.5	181.4	181.4	206.0	211.1
Adjustments			2.2
Additions					34.2	33.0	27.9
Expenditures			(12.8)		(33.1)	(57.6)	(33.0)
Environmental reserve, Ending Balance	171.9		171.9		182.5	181.4	206.0
Other [Member]
Commitment And Contingencies [Line Items]
Environmental reserve, Beginning Balance			7.0	9.2	9.2	11.7	11.6
Adjustments			2.9
Additions					0.5	(0.1)	8.6
Expenditures			(0.3)		(2.7)	(2.4)	(8.5)
Environmental reserve, Ending Balance	$ 9.6		$ 9.6		$ 7.0	$ 9.2	$ 11.7